BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS [Abstract]
BORROWINGS
12.	BORROWINGS

Bank borrowings

As of December 31, 2024 and 2025, the Company had nil outstanding balance and $400,000 of undrawn revolving credit facilities.

Secured borrowings

Sale proceeds from transfers of loans receivable that do not qualify for sale accounting are reported as secured borrowings. As of December 31, 2024 and 2025, $80,615 and $116,910, respectively, remained outstanding. Net cash flows from these transfers are presented in “Proceeds from (repayments of) secured borrowings, net” in the consolidated statements of cash flows.

Borrowings under securitization transactions

As of December 31, 2024 and 2025, $299,474 and $676,667, respectively, remained outstanding. As of December 31, 2024, the borrowings bear an interest rate of 5.3% to 8.2% and the maturity of the borrowings range from May 2025 to January 2027. As of December 31, 2025, the borrowings bear an interest rate of 4.9% to 8.5% and the maturity of the borrowings range from April 2026 to December 2028.